Stockholders' Equity - Equity Incentive Plans (Details) - shares			3 Months Ended	12 Months Ended
	Sep. 05, 2025	Aug. 29, 2025	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity
Percentage of annual incremental in share issuance under plan (in %)	5.00%
Maximum
Stockholders' Equity
Vesting period			4 years	4 years
Pre-Merger equity plan
Stockholders' Equity
Aggregate number of shares of authorized to issue under the plan (in shares)		84,351
Pre-Merger equity plan | Maximum
Stockholders' Equity
Vesting period		4 years		4 years
2025 Equity Incentive Plan
Stockholders' Equity
Aggregate number of shares of authorized to issue under the plan (in shares)	9,500,884
Duration of annual incremental in share issuance under plan from year 2027-2035 (in years)	9 years